UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Report to Stockholders.

ATAC Rotation Fund
Investor Class (ATACX)
Institutional Class (ATCIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.atacfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-282-2386 or by sending an e-mail request to info@atacfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-855-282-2386 or send an e-mail request to info@atacfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

www.atacfunds.com	February 29, 2020

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

April 4, 2020

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Rotation Fund.

The goal of the ATAC Rotation Fund (“ATACX”) is to serve as a strategy which over time can enhance a portfolio’s risk and return characteristics.

By utilizing a buy and rotate approach which uses historical leading indicators of volatility, our Fund places a large emphasis on risk management, seeking to rotate fully into Treasuries in advance of periods of market stress.

For the semi-annual period ending February, 2020, the ATAC Rotation Fund Investor Class returned 11.40% versus a return of 1.51% for the Lipper Flexible Portfolio Fund Index and a return of 1.92% for the S&P 500® Index.

For the first time in a long time, volatility and “risk-off” behavior began expressing itself late January into February as Coronavirus news worsened. The historically proven leading indicators of volatility that the Fund uses to determine positioning, however, got ahead of the broad market decline in the middle of January. Positioning into Treasuries allowed the Fund to completely sidestep the collapse in equity markets before it was too late. While we are thrilled with the results the Fund has been able to achieve in a new cycle where risk-on, risk-off behavior dominates, we are as disturbed as everyone else by how it occurred. With the pandemic still on-going, we continue to anticipate a challenging environment for traditional buy and hold investing, and are hopeful that the Fund can continue to navigate through difficult waters ahead.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth. Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the process and role that strategy has in one’s overall asset allocation policy.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

ATAC ROTATION FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Fund invests primarily in ETFs, it may invest a greater percentage of its assets in the securities of a single issuer and therefore could be considered non-diversified. If a fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Fund is expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Fund invests in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the Underlying ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in the Underlying ETFs.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One may not directly invest in an index.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-282-2386. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 29, 2020

	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	15.59%	8.27%	7.53%	6.86%
Institutional Class	15.92%	8.56%	7.81%	7.14%
S&P 500® Index(2)	8.19%	9.87%	9.23%	12.52%
Lipper Flexible Portfolio Fund Index(3)	5.50%	5.83%	4.69%	6.42%

(1)
Period from Fund inception through February 29, 2020. The Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Investor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.
(3)
The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.  One cannot invest directly in an index.

The following is expense information for the ATAC Rotation Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated December 29, 2019: Investor Class – Gross Expenses: 2.09%, Net Expenses: 1.90%. Institutional Class – Gross Expenses: 1.84%, Net Expenses: 1.65%. Pension Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expense (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund’s Investor Class shares and do not exceed 1.49% of the average daily net assets of the Fund’s Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2020. Thereafter, the agreement may be terminated at any time upon 60 days' written noticed by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

ATAC ROTATION FUND

Asset Allocation (Unaudited)
as of February 29, 2020(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 29, 2020(1)
(% of net assets)

Schwab Intermediate Term U.S. Treasury Fund	26.4%
SPDR Portfolio Long Term Treasury Fund	25.1%
Vanguard Extended Duration Treasury Fund	22.5%
Vanguard Long Term Treasury Fund	25.2%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC ROTATION FUND

Expense Example (Unaudited)
February 29, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/19)	Value (2/29/20)	(9/1/19 – 2/29/20)
Investor Class Actual(2)	$1,000.00	$1,114.00	$9.15
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.21	$8.72

Institutional Class Actual(2)	$1,000.00	$1,115.90	$7.84
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.45	$7.47

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.74% and 1.49% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 29, 2020 of 11.40% and 11.59% for the Investor Class and Institutional Class, respectively.

ATAC ROTATION FUND

Schedule of Investments (Unaudited)
February 29, 2020

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 99.2%
Schwab Intermediate Term U.S. Treasury Fund *	296,355	$16,954,470
SPDR Portfolio Long Term Treasury Fund *	362,317	16,090,498
Vanguard Extended Duration Treasury Fund	92,815	14,404,888
Vanguard Long Term Treasury Fund *	169,641	16,126,073
Total Exchange-Traded Funds
(Cost $57,418,725)		63,575,929

SHORT-TERM INVESTMENT – 0.4%
Invesco Treasury Portfolio, Institutional Class, 1.48%^
(Cost $286,638)	286,638	286,638
Total Investments – 99.6%
(Cost $57,705,363)		63,862,567
Other Assets and Liabilities, Net – 0.4%		228,308
Total Net Assets – 100.0%		$64,090,875

*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 29, 2020.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 29, 2020

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $57,705,363)	$63,862,567
Interest receivable	506
Receivables for capital shares sold	367,353
Prepaid expenses	20,532
Total assets	64,250,958

LIABILITIES:
Payable to investment adviser	47,073
Payable for capital shares redeemed	56,197
Payable for fund administration & accounting fees	18,103
Payable for compliance fees	2,539
Payable for transfer agent fees & expenses	15,261
Payable for custody fees	2,415
Payable for audit fees	9,458
Accrued expenses	2,229
Accrued distribution fees	6,808
Total liabilities	160,083

NET ASSETS	$64,090,875

NET ASSETS CONSIST OF:
Paid-in capital	$67,736,535
Total accumulated loss	(3,645,660)
Net Assets	$64,090,875

Investor Class
Net Assets	$28,779,499
Shares issued and outstanding(1)	835,280
Net asset value, redemption price and offering price per share	$34.45

Institutional Class
Net Assets	$35,311,376
Shares issued and outstanding(1)	1,021,592
Net asset value, redemption price and offering price per share	$34.57

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 29, 2020

INVESTMENT INCOME:
Dividend income from:
Unaffiliated issuers	$552,455
Affiliated issuers	6,476
Interest income	3,096
Total investment income	562,027

EXPENSES:
Investment adviser fees (See Note 4)	393,701
Fund administration & accounting fees (See Note 4)	51,145
Transfer agent fees & expenses (See Note 4)	44,832
Distribution fees – Investor Class (See Note 5)	35,635
Federal & state registration fees	19,213
Audit fees	9,464
Compliance fees (See Note 4)	7,027
Trustee fees	6,744
Postage & printing fees	5,592
Legal fees	5,346
Custody fees (See Note 4)	5,329
Other expenses	5,564
Total expenses before interest expense	589,592
Interest expense (See Note 10)	1,389
Total expenses before waiver	590,981
Less: waiver from investment adviser (See Note 4)	(84,666)
Net expenses	506,315

NET INVESTMENT INCOME	55,712

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Unaffiliated issuers	3,902,186
Affiliated issuers	660,648
Net realized gain:	4,562,834

Net change in unrealized appreciation/depreciation:
Unaffiliated issuers	1,651,996
Affiliated issuers	—
Net change in unrealized appreciation/depreciation on investments	1,651,996

Net realized and unrealized gain on investments	6,214,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,270,542

See Notes to the Financial Statements

ATAC ROTATION FUND

Statements of Changes in Net Assets

	Period Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
OPERATIONS:
Net investment income	$55,712	$585,616
Net realized gain (loss) on investment transactions	4,562,834	(11,360,097)
Net change in unrealized appreciation/depreciation
on investments	1,651,996	3,338,826
Net increase (decrease) in net assets resulting from operations	6,270,542	(7,435,655)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,243,332	3,214,168
Proceeds from reinvestment of distributions	228,564	382,420
Payments for shares redeemed	(6,383,831)	(23,926,210)
Decrease in net assets resulting from
Investor Class transactions	(4,911,935)	(20,329,622)
Institutional Class:
Proceeds from shares sold	1,980,469	8,483,571
Proceeds from reinvestment of distributions	330,954	441,862
Payments for shares redeemed	(9,182,641)	(25,694,033)
Decrease in net assets resulting from
Institutional Class transactions	(6,871,218)	(16,768,600)
Net decrease in net assets resulting
from capital share transactions	(11,783,153)	(37,098,222)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(244,765)	(411,958)
Institutional Class	(340,849)	(474,453)
Total distributions to shareholders	(585,614)	(886,411)

TOTAL DECREASE IN NET ASSETS	(6,098,225)	(45,420,288)

NET ASSETS:
Beginning of period	70,189,100	115,609,388
End of period	$64,090,875	$70,189,100

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class	Six Months Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA(1):
Net asset value, beginning of period	$31.20	$33.01	$31.45	$26.94	$26.46	$27.43

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01	0.17	0.08	(0.23)	(0.21)	0.05
Net realized and unrealized
gains (losses) on investments(3)	3.51	(1.67)	4.10	4.74	0.69	(0.94)
Total from investment operations	3.52	(1.50)	4.18	4.51	0.48	(0.89)

LESS DISTRIBUTIONS:
From net investment income	(0.27)	—	(0.09)	—	—	(0.09)
From net capital gains	—	(0.31)	(2.53)	—	—	—
Total distributions	(0.27)	(0.31)	(2.62)	—	—	(0.09)
Paid-in capital from redemption fees	—	—	—	— (4)	— (4)	0.01

Net asset value, end of period	$34.45	$31.20	$33.01	$31.45	$26.94	$26.46

TOTAL RETURN(5)	11.40%	-4.45%	13.81%	16.74%	1.81%	-3.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$28.8	$31.1	$55.6	$88.0	$83.4	$84.0

Ratio of expenses to average net assets(6)(7):
Before expense waiver	2.01%	1.94%	2.12%	2.31%	2.09%	2.12%
After expense waiver	1.74%	1.75%	2.08%	2.25%	2.02%	2.04%

Ratio of expenses excluding interest
expenses to average net assets(6)(7):
Before expense waiver	2.01%	1.93%	1.78%	1.80%	1.81%	1.82%
After expense waiver	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(6)(7):
After expense waiver	0.04%	0.56%	0.24%	(0.80)%	(0.81)%	0.20%
Portfolio turnover rate(5)(8)	686%	2,053%	1,856%	2,270%	2,311%	1,876%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Amount rounds to less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class			For the Period
	Six Months		Inception(1)
	Ended		through
	February 29, 2020	Year Ended	Year Ended
	(Unaudited)	August 31, 2019	August 31, 2018
PER SHARE DATA(2):
Net asset value, beginning of period	$31.32	$33.05	$31.04

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.04	0.24	(0.03)
Net realized and unrealized gains (losses) on investments(4)	3.54	(1.66)	2.04
Total from investment operations	3.58	(1.42)	2.01

LESS DISTRIBUTIONS:
From net investment income	(0.33)	—	—
From net capital gains	—	(0.31)	—
Total distributions	(0.33)	(0.31)	—

Net asset value, end of period	$34.57	$31.32	$33.05

TOTAL RETURN(5)	11.59%	-4.20%	6.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$35.3	$39.1	$60.0

Ratio of expenses to average net assets(6)(7):
Before expense waiver	1.76%	1.69%	1.66%
After expense waiver	1.49%	1.50%	1.50%

Ratio of expenses excluding interest expenses to average net assets(6)(7):
Before expense waiver	1.76%	1.68%	1.65%
After expense waiver	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets(6)(7):
After expense waiver	0.29%	0.81%	(0.18)%

Portfolio turnover rate(5)(8)	686%	2,053%	1,856%

(1)	Inception date of the Institutional Class was March 26, 2018.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited)
February 29, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 29, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 29, 2020, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2016.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determine their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$63,575,929	$—	$—	$63,575,929
Short-Term Investment	286,638	—	—	286,638
Total Investments	$63,862,567	$—	$—	$63,862,567

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (“the Adviser”) to furnish investment advisory services to the Fund.  For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.74% and 1.49% of the Investor Class and Institutional Class, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expenses Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2020 – August 2020	$19,247
September 2020 – August 2021	72,971
September 2021 – August 2022	162,117
September 2022 – February 2023	84,666

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 29, 2020 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  For the period ended February 29, 2020, the Fund’s Investor Class incurred $35,635 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Period Ended	Year Ended
	February 29, 2020	August 31, 2019
Transactions in shares of the Fund were as follows:
Investor Class
Shares sold	38,957	109,912
Shares issued to holders in reinvestment of distributions	7,566	13,447
Shares redeemed	(208,199)	(812,063)
Net decrease	(161,676)	(688,704)
Institutional Class:
Shares sold	63,212	284,014
Shares issued in reinvestment of distributions	10,926	15,498
Shares redeemed	(300,390)	(865,930)
Net decrease	(226,252)	(566,418)
Net decrease in shares outstanding	(387,928)	(1,255,122)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 29, 2020, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$ —	$ —	$436,976,839	$449,159,393

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2019, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Appreciation	Tax Cost
$4,505,208	$ —	$4,505,208	$65,781,343

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales. For the year ended August 31, 2019, there were no differences.

At August 31, 2019, components of accumulated loss on a tax-basis were as follows:

Undistributed		Other	Total
Ordinary	Unrealized	Accumulated	Accumulated
Income	Appreciation	Loss	Loss
$585,614	$4,505,208	$(14,421,410)	$(9,330,588)

As of August 31, 2019, the Fund had short-term capital loss carryovers of $14,421,410 which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  The Fund deferred no short-term post-October losses. The Fund did not defer any qualified late year losses.

The tax character of distributions paid for the period ended February 29, 2020, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$585,614	$ —	$585,614

The tax character of distributions paid for the year ended August 31, 2019, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$886,411	$ —	$886,411

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 29, 2020 with affiliated companies as so defined:

	Beginning shares	Additions	Reductions	Ending Shares
Direxion Emerging Markets Bull 3x Fund	—	385,814	(385,814)	—

				Change in
				Unrealized
	Value	Dividend	Realized	Appreciation/
	February 29, 2020	Income	Gain	Depreciation
Direxion Emerging Markets Bull 3x Fund	$ —	$6,476	$660,468	$ —

10.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) in the amount of $12,000,000, 10% of the gross fair value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 24, 2020. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 4.75% as of February 29, 2020. The interest rate during the period was between 4.75% and 5.25%. The weighted average interest rate paid on outstanding borrowings was 4.84%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments.

For the period ended February 29, 2020, the Fund’s credit facility activity is as follows:

Credit	Average	Amount Outstanding as	Interest	Maximum	Maximum
Facility Agent	Borrowings	of February 29, 2020	Expense	Borrowing	Borrowing Date
U.S. Bank N.A.	$57,720	$ —	$1,389	$1,237,000	November 4, 2019

11. LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the period ended February 29, 2020, the Fund invested in Leveraged ETFs.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2020, UBS Wealth Management and National Financial Services held 40.6% and 29.0% outstanding shares of the Fund, respectively.

13.  SUBSEQUENT EVENTS

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On April 7, 2020, the Fund held a special shareholder meeting (the “Special Meeting”) to consider a vote on a new advisory agreement (the “Advisory Agreement”) between the Trust and Toroso Investments, LLC (“Toroso”). Shareholders of record of the Fund at the close of business on the record date, February 20, 2020, were entitled to notice of and to vote at the Special Meeting and any adjournment(s) or postponements thereof. The Board approved the Advisory Agreement at a meeting held on February 18, 2020 and proposed shareholders approve the Advisory Agreement. The Notice of Special Meeting of Shareholders, proxy statement and proxy card were mailed on or about March 3, 2020, to such shareholders of record.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

ATAC ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited)
Pension Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), each of whom were present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Pension Partners, LLC (“Pension Partners” or the “Adviser”) regarding the ATAC Inflation Rotation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from Pension Partners and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Pension Partners with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Pension Partners; (3) the costs of the services provided by Pension Partners and the profits realized by Pension Partners from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Pension Partners resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Pension Partners, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Pension Partners set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Pension Partners performs, investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Pension Partners provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Pension Partners effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws. The Trustees also considered the substantial investment management experience of the Fund’s portfolio managers, and further noted one portfolio manager had co-authored several white papers with respect to the theories and strategies underlying Pension Partners’ management of the Fund’s assets.  The

ATAC ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued
Pension Partners, LLC

Trustees noted that Pension Partners had recently entered into an agreement with a new third-party chief compliance officer and believed that the new chief compliance officer had the necessary resources to adequately provide compliance services to the Fund. The Trustees concluded that Pension Partners has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, extent and quality of such services would be satisfactory.

Fund Historical Performance and the Overall Performance of Pension Partners.  In assessing the quality of the portfolio management delivered by Pension Partners, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to one or more appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications. The Board noted that Pension Partners does not manage a composite of separate accounts utilizing a similar investment strategy to the Fund.  The Trustees noted that the Fund had outperformed its peer group median over the one-year, three-year and five-year periods ended October 31, 2019 and outperformed the peer group average over the three-year and five-year periods ended October 31, 2019. The Trustees also considered that the Fund had underperformed the peer group median and average over the year-to-date period ended October 31, 2019 and the peer group average over the one-year period ended October 31, 2019. The Trustees noted that Pension Partners had underperformed its primary benchmark across all periods. In addition, the Trustees considered that the Fund had outperformed its secondary index of mutual funds managed in a similar strategy across the three-year and five-year periods ended October 31, 2019, but underperformed the secondary index over the year-to-date and one-year periods ended October 31, 2019.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Pension Partners under the Investment Advisory Agreement, as well as Pension Partners’ profitability from services that it rendered to the Fund during the 12-month period ended September 30, 2019.  The Trustees also considered the effect of an expense limitation agreement on Pension Partners’ compensation and that Pension Partners has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees noted that the relationship with the Fund had been profitable for Pension Partners over the 12-month period ended September 30, 2019.  The Trustees then considered that Pension Partners does not manage similarly managed accounts in a strategy similar to the Fund but that the management fee that Pension Partners charges to the Fund is within the range of fees charged by Pension Partners to separately managed accounts utilizing other strategies. The Trustees also took into account that Pension Partners has additional responsibilities with respect to the Fund, including additional compliance obligations, managing daily liquidity, and the preparation of Board and shareholder materials.  The Trustees concluded that Pension Partners’ service relationship with the Fund yields a reasonable profit to Pension Partners.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that he Fund’s advisory fee was higher than the peer group median and average.  The Trustees also considered the total expenses of the Fund (after waivers and expense reimbursements), noting they were higher than the peer group median and average. The Trustees also considered the average net assets of the funds comprising the Morningstar peer group were significantly higher than the assets of the Fund. The Trustees noted that when limiting the benchmark category to funds with similar asset sizes, the total expenses of the Fund were closer to the peer group median and average. The Trustees further considered the Fund’s unique investment strategy and the resources provided by Pension Partners’ in implementing the Fund’s strategies.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Pension Partners’ advisory fee with respect to the Fund continues to be reasonable.

ATAC ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued
Pension Partners, LLC

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the Investment Advisory Agreement includes breakpoints in the investment advisory fee schedule for the Fund at $500 million, $750 million, and $1 billion in assets under management.  The Trustees considered that the breakpoint structure of the Fund’s investment advisory fee had the potential to share such economies with Fund shareholders as the Fund grows.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered that Pension Partners does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that Pension Partners may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Pension Partners does not receive additional material benefits from its relationship with the Fund.

ATAC ROTATION FUND

Additional Information (Unaudited)
February 29, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
103 Avenue De Diego, Suite 1608
San Juan, PR 00911

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Not applicable for semi-annual reports.

(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2020

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 7, 2020

* Print the name and title of each signing officer under his or her signature.